Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	227	245
Additions	59	10
Disposals	(21)	(28)
End of year	265	227